Deferred Income - Summary of Deferred Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of deferred income [line items]
Current	€ 2,680	€ 2,080
Non-current	10,634	€ 0
Government
Disclosure of deferred income [line items]
Pledged during the year	10,675
Released to the statement of comprehensive income	41
Ending balance	10,634
Non-current	10,634
Other
Disclosure of deferred income [line items]
Beginning balance	2,080
Pledged during the year	2,680
Received during the year	(2,080)
Ending balance	2,680
Current	€ 2,680